Description of Organization and Business Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Description of Organization and Business Operations [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Organization and General

Silicon Valley Acquisition Corp. (the “Company” or “SVAQ”) was incorporated as a Cayman Islands exempted company on July 21, 2025. The Company is a newly organized blank check company or special purpose acquisition company (“SPAC”), formed for the purpose of entering into a merger, share exchange, asset acquisition, share purchase, recapitalization, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company has not selected any specific Business Combination target. Its efforts to identify a prospective target business will not be limited to a particular industry or geographic region.

On June 15, 2026, SVAQ Merger Sub Inc., a Delaware corporation and a wholly-owned subsidiary of the Company (“Merger Sub”), was formed. Merger Sub had not commenced any operations as of June 30, 2026.

As of June 30, 2026, the Company had not commenced any operations. All activity for the period from July 21, 2025 (date of inception) through June 30, 2026 relates to the Company’s formation, the initial public offering (as defined below) and subsequent to the initial public offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after completion of the Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the initial public offering. The Company has selected December 31 as its fiscal year end.

Sponsor, Founder and Financing

The Company’s sponsor is Silicon Valley Acquisition Sponsor LLC, a Delaware limited liability company (the “Sponsor”). The registration statement for the Company’s initial public offering was declared effective on December 22, 2025. On December 24, 2025, the Company consummated the initial public offering of 20,000,000 units at $10.00 per unit (the “Units”), which is discussed in Note 3 (the “initial public offering”), generating gross proceeds of $200,000,000. Each Unit consists of one of the Company’s Class A ordinary shares (the “Public Shares”), $0.0001 par value and one-half of one redeemable warrant to purchase one Class A ordinary share (the “Public Warrants”). The Public Warrants will only be exercisable for whole shares at $11.50 per share.

Simultaneously with the closing of the initial public offering, the Company consummated the sale of an aggregate of 625,000 private placement units (the “private placement units”) to the Sponsor and Clear Street LLC (“Clear Street”), as representative of the underwriters in the initial public offering (the “representative”), at a price of $10.00 per private placement unit, generating gross proceeds of $6,250,000. Of the 625,000 private placement units, the Sponsor purchased 425,000 private placement units and Clear Street purchased 200,000 private placement units. Each whole private placement warrant (the “Private Placement Warrant”) included in a private placement unit entitles the holder thereof to purchase one Class A ordinary share at $11.50 per share.

On January 7, 2026, the Company consummated the closing of an additional 1,500,000 Units sold pursuant to the underwriters’ over-allotment option, generating gross proceeds of $15,000,000. Simultaneously with the consummation of the over-allotment option on January 7, 2026, the Company also consummated the sale of an additional 30,000 private placement units to Clear Street at a price of $10.00 per private placement unit, generating gross proceeds of $300,000.

On February 7, 2026, the over-allotment option to purchase the remaining 1,500,000 Units expired, resulting in the forfeiture of 499,950 Class B ordinary shares, par value $0.0001 per share, of the Company (the “Class B Ordinary Shares” or “Founder Shares”). As of the date the unaudited condensed consolidated financial statements were issued, 7,165,950 Class B ordinary shares were issued and outstanding.

Transaction costs amounted to $13,402,955, consisting of $4,300,000 of cash underwriting fees, $8,600,000 of deferred underwriting fees, and $502,955 of other offering costs.

The Trust Account

Upon the closing of the initial public offering on December 24, 2025 and the partial exercise of over-allotment option on January 7, 2026, an aggregated amount of $215,000,000 ($10.00 per unit) from the net proceeds of the sale of the Units, and a portion of the proceeds of the sale of the private placement units, are held in a trust account (the “Trust Account”) and were invested only in either (i) U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940 which invest only in direct U.S. government treasury obligations, (ii) as uninvested cash, or (iii) an interest bearing bank demand deposit account or other accounts at a bank. Funds will remain in the Trust Account until the earlier of (i) the completion of the Business Combination or (ii) the distribution of the Trust Account as described below.

The Company’s amended and restated memorandum and articles of association provides that, except for (x) interest income that may be released to the Company to pay taxes and (y) up to $100,000 to pay dissolution expenses, as discussed below, none of the funds held in the Trust Account will be released from the Trust Account until the earlier of: (1) the completion of the initial Business Combination within the required time period; (2) redemption of 100% of the outstanding public shares if the Company has not completed an initial Business Combination within 24 months from the closing of the initial public offering; and (3) the redemption of any public shares properly tendered in connection with a shareholder vote to amend the amended and restated memorandum and articles of association (A) in a manner that would affect the substance or timing of the obligation to redeem 100% of public shares if the Company does not complete its initial Business Combination within the required time period or (B) with respect to any other provision relating to the pre-business combination activity and related shareholders’ rights.

Business Combination

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the initial public offering, although substantially all of the net proceeds of the initial public offering are intended to be generally applied toward consummating a Business Combination with (or acquisition of) a Target Business. As used herein, “Target Business” must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (less the deferred underwriting commissions and the taxes payable on interest earned) at the time the Company signs a definitive agreement in connection with the Business Combination. There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company, after signing a definitive agreement for a Business Combination, will either (i) seek shareholder approval of the Business Combination at a meeting called for such purpose in connection with which shareholders may seek to redeem their shares, regardless of whether they vote for or against the Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account including interest (which interest shall be net of taxes payable) or (ii) provide shareholders with the opportunity to have their shares redeemed by the Company by means of a tender offer (and thereby avoid the need for a shareholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account, net of taxes payable, if any. The decision as to whether the Company will seek shareholder approval of the Business Combination or will allow shareholders to redeem their shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek shareholder approval unless a vote is required by the Nasdaq rules. If the Company seeks shareholder approval, it will complete its Business Combination only if a majority of the outstanding shares are voted in favor of the Business Combination.

If the Company holds a shareholder vote or there is a tender offer for shares in connection with the Business Combination, a public shareholder will have the right to redeem its shares for an amount in cash equal to its pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the initial Business Combination, including interest (which interest shall be net of taxes payable, if any). As a result, such shares are recorded at redemption amount and classified as temporary equity upon the completion of the initial public offering. The amount in the Trust Account is $10.00 per public share ($215,000,000 held in the Trust Account divided by 21,500,000 public shares).

The Company has 24 months from December 24, 2025 to complete its initial Business Combination (the “Completion Window”). If the Company does not complete a Business Combination within this period of time, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the public shares for a per share pro rata portion of the Trust Account, including interest, but less taxes payable and up to $100,000 to pay dissolution expenses; and (iii) as promptly as possible following such redemption, dissolve and liquidate the balance of the Company’s net assets to its creditors and remaining shareholders, as part of its plan of dissolution and liquidation. The initial shareholders each entered into agreements with the Company, pursuant to which they agreed: (1) to waive their redemption rights with respect to their Founder Shares, private placement units and any Class A ordinary shares issuable upon conversion thereof in connection with the consummation of the initial Business Combination or a tender offer conducted prior to a Business Combination or in connection with it; and (2) to waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares and private placement units if the Company fails to complete its initial Business Combination within 24 months from the closing of the initial public offering, although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete its initial Business Combination within the prescribed time frame.

The Business Combination Agreement; Certain Agreements Related to the Business Combination

Business Combination Agreement

On June 17, 2026, the Company entered into a Business Combination Agreement (as amended, the “Business Combination Agreement”), by and among the Company, Merger Sub, and EigenQ, Inc., a Delaware corporation (“Target” or “EigenQ”), pursuant to which, among other things and subject to the terms and conditions contained therein, Merger Sub will merge with and into EigenQ (the “Merger”), with EigenQ continuing as the surviving company (EigenQ, in its capacity as the surviving corporation of the Merger, is sometimes referred to as the “Surviving Company”). After giving effect to the Merger, EigenQ will be a wholly-owned subsidiary of the Company (following the Closing, “PubCo”). The transactions contemplated by the Business Combination Agreement are referred to as the “Proposed Business Combination.” The combined company’s business will continue to operate through EigenQ. The closing of the Merger (the “Closing”) will occur at a time and date to be specified in writing by the parties, but in no event later than the second (2nd) business day, after the satisfaction or, if permissible, waiver of the conditions set forth in the Business Combination Agreement, or at such other date, time, or place as the Company and EigenQ may agree. The date of such Closing is referred to as the “Closing Date.”

At least one business day prior to the Closing Date, the Company will transfer by way of continuation from the Cayman Islands to the State of Delaware and domesticate as a Delaware corporation (“Domesticated SVAQ”) in accordance with Section 388 of the General Corporation Law of the State of Delaware, as amended, and Part 12 of the Companies Act (as revised) of the Cayman Islands (such continuation and domestication, the “Domestication”).

Immediately prior to the Domestication, (1) to the extent any Units of the Company remain outstanding and unseparated, such Units will automatically separate, with the holder of each such Unit being deemed to hold one Class A ordinary share and one-half (1/2) of one Public Warrant, without any action required by the holder; (2) the Company will effect the redemption of the Public Shares that are validly submitted for redemption and not withdrawn.

In connection with the Domestication and immediately prior to the Effective Time (as defined in the Business Combination Agreement), (1) the Company will change its name to “EigenQ Holdings, Inc.”; (2) each holder of issued and outstanding Class B Ordinary Shares will irrevocably and unconditionally elect to convert, on a one-for-one basis, each Class B Ordinary Share into one Class A Ordinary Share; (2) each outstanding Class A Ordinary Share

(excluding Public Shares validly submitted for redemption, but including Class A Ordinary Shares converted from the Class B Ordinary Shares) will be reclassified as one share of PubCo Common Stock (as defined in the Business Combination Agreement).

Following the Domestication, on the Closing Date, Merger Sub shall merge with and into EigenQ at the Effective Time, with EigenQ continuing as the Surviving Company.

By virtue of the Merger, each share of capital stock of Merger Sub issued and outstanding immediately prior to the Effective Time shall be automatically cancelled and extinguished and converted into one (1) share of common stock, par value $0.0001 per share, of the Surviving Company.

Subject to, and in accordance with the terms and conditions of the Business Combination Agreement, at the Effective Time:

i.       each share of common stock of EigenQ (the “Target Common Stock”) issued and outstanding (or deemed to be issued and outstanding under the terms of the Business Combination Agreement) immediately prior to the Effective Time, except for (a) shares held by EigenQ as treasury stock, if any (each an “Excluded Share”), and (b) shares held by stockholders who have properly exercised and not withdrawn appraisal rights under Delaware law, will be cancelled and converted into the right to receive a number of shares of Domesticated Purchaser Common Stock equal to the Exchange Ratio (as defined below);

ii.      each Excluded Share shall be automatically cancelled and retired without any conversion thereof and shall cease to exist, and no consideration shall be delivered in exchange therefor;

iii.     each stock appreciation right of EigenQ (the “SAR”) that is outstanding immediately prior to the Effective Time will be automatically substituted by Domesticated SVAQ for a stock appreciation right exercisable for a number of shares of Domesticated Purchaser Common Stock equal to the product (rounded down to the nearest whole number) of (x) the number of shares of Target Common Stock issuable upon the exercise of such Target stock appreciation rights multiplied by (y) the Exchange Ratio;

iv.      each warrant to purchase shares of EigenQ Common Stock (the “Target Warrant”) that is outstanding immediately prior to the Effective Time will be automatically assumed by the Domesticated SVAQ such that, as of the Effective Time, each Target Warrant shall instead be converted into a warrant to purchase a number of shares of Domesticated Purchaser Common Stock equal to the product (rounded down to the nearest whole number) of (x) the number of shares of Target Common Stock issuable upon exercise of such Target Warrant and (y) the Exchange Ratio, at an exercise price per share (rounded down to the nearest whole cent) equal to the quotient of (A) the exercise price per share of such Target Warrant immediately prior to the Effective Time divided by (B) the Exchange Ratio.

As provided in the Business Combination Agreement, the Exchange Ratio equals the quotient obtained by dividing $2,930,000,000, by (a) $10.00 per share first, and (b) the number of Fully-Diluted Shares (as defined in the Business Combination Agreement).

Sponsor Support Agreement

Simultaneously with the execution and delivery of the Business Combination Agreement, the Company, EigenQ and the Sponsor executed the Sponsor Support Agreement, dated June 17, 2026 (as amended, the “Sponsor Support Agreement”), pursuant to which the Sponsor agreed to, among other things, (i) vote in favor of the Business Combination Agreement and the Proposed Business Combination; (ii) waive any adjustment to the conversion ratio set forth in the governing documents of the Company or any other anti-dilution or similar protection with respect to the Founder Shares; (iii) be bound by certain other covenants and agreements related to the Proposed Business Combination; (iv) be bound by certain transfer restrictions with respect to its shares in the Company prior to the Closing; and (v) waive redemption rights with respect to the Founder Shares, in each case, on the terms and subject to the conditions set forth in the Sponsor Support Agreement. In addition, immediately prior to the Closing, the Sponsor agreed to transfer, directly or constructively up to 2,165,950 Founder Shares (such transferred Founder Shares, the “Transaction Financing Support Shares”), to potential investors, if needed, to support transaction financing. However, in the case that any such Transaction Financing Support Shares were not so transferred to other parties, fifty percent (50%) of such non-transferred Transaction Financing Support Shares shall be retained by the Sponsor and the remaining fifty percent (50%) of such non-transferred Transaction Financing Support Shares shall be forfeited by the Sponsor and surrendered to the Company (such forfeited shares, the “Sponsor Forfeited Shares”), and the Sponsor shall not have any further rights with respect to such Sponsor Forfeited Shares.

Company Stockholder Support Agreement

Simultaneously with the execution and delivery of the Business Combination Agreement, the Company, EigenQ and a certain stockholder of EigenQ, which has the right to the votes sufficient to approve the Proposed Business Combination at a special meeting of EigenQ’s stockholders (the “Supporting Company Stockholder”), executed the Company Stockholder Support Agreement, dated June 17, 2026 (the “Company Stockholder Support Agreement”), pursuant to which the Supporting Company Stockholder has agreed, among other things, at any special meeting, and in any action by written consent of EigenQ’s stockholders to vote all shares of Company Common Stock held by such Supporting Company Stockholder at such time in favor of the Business Combination Agreement and the Proposed Business Combination, and against any action, agreement or transaction or proposal that would result in a breach of the Business Combination Agreement.

1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Organization and General

Silicon Valley Acquisition Corp. (the “Company”) was incorporated as a Cayman Islands exempted company on July 21, 2025. The Company is a newly organized blank check company or special purpose acquisition company (“SPAC”), formed for the purpose of entering into a merger, share exchange, asset acquisition, share purchase, recapitalization, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company has not selected any specific Business Combination target. Its efforts to identify a prospective target business will not be limited to a particular industry or geographic region.

As of December 31, 2025, the Company had not commenced any operations. All activity for the period from July 21, 2025 (date of inception) through December 31, 2025 relates to the Company’s formation, the initial public offering (as defined below) and subsequent to the initial public offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after completion of the Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the initial public offering. The Company has selected December 31 as its fiscal year end.

Sponsor, Founder and Financing

The Company’s sponsor is Silicon Valley Acquisition sponsor LLC, a Delaware limited liability company (the “sponsor”). The registration statement for the Company’s initial public offering was declared effective on December 22, 2025. On December 24, 2025, the Company consummated the initial public offering of 20,000,000 units at $10.00 per unit (the “Units”), which is discussed in Note 3 (the “initial public offering”), generating gross proceeds of $200,000,000. Each Unit consists of one share of the Company’s Class A ordinary shares (the “Public Shares”), $0.0001 par value and one-half of one redeemable warrant to purchase one Class A ordinary share (the “Public Warrants”). The Public Warrants will only be exercisable for whole shares at $11.50 per share.

Simultaneously with the closing of the initial public offering, the Company consummated the sale of an aggregate of 625,000 private placement units (the “private placement units”) to the sponsor and Clear Street LLC (“Clear Street”), as representative of the underwriters in the initial public offering (the “representative”), at a price of $10.00 per private placement unit, generating gross proceeds of $6,250,000. Of the 625,000 private placement units, the sponsor purchased 425,000 private placement units and Clear Street purchased 200,000 private placement units. Each whole private placement warrant (the “Private Placement Warrant”) included in a private placement unit entitles the holder thereof to purchase one Class A ordinary share at $11.50 per share.

Transaction costs amounted to $12,502,955, consisting of $4,000,000 of cash underwriting fees, $8,000,000 of deferred underwriting fees, and $502,955 of other offering costs.

The Trust Account

Upon the closing of the initial public offering on December 24, 2025, an amount of $200,000,000 ($10.00 per unit) from the net proceeds of the sale of the Units, and a portion of the proceeds of the sale of the private placement units, are held in a trust account (the “Trust Account”) and was invested only in either (i) U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940 which invest only in direct U.S. government treasury obligations, (ii) as uninvested cash, or (iii) an interest bearing bank demand deposit account or other accounts at a bank. Funds will remain in the Trust Account until the earlier of (i) the completion of the Business Combination or (ii) the distribution of the Trust Account as described below.

The Company’s amended and restated memorandum and articles of association provides that, except for (x) interest income that may be released to the Company to pay taxes and (y) up to $100,000 to pay dissolution expenses, as discussed below, none of the funds held in the Trust Account will be released from the Trust Account until the earlier of: (1) the completion of the initial Business Combination within the required time period; (2) redemption of 100% of the outstanding public shares if the Company has not completed an initial Business Combination within 24 months from the closing of the initial public offering; and (3) the redemption of any public shares properly tendered in connection with a shareholder vote to amend the amended and restated memorandum and articles of association (A) in a manner that would affect the substance or timing of the obligation to redeem 100% of public shares if the Company does not complete its initial Business Combination within the required time period or (B) with respect to any other provision relating to the pre-business combination activity and related shareholders’ rights.

Business Combination

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the initial public offering, although substantially all of the net proceeds of the initial public offering are intended to be generally applied toward consummating a Business Combination with (or acquisition of) a Target Business. As used herein, “Target Business” must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (less the deferred underwriting commissions and the taxes payable on interest earned) at the time the Company signs a definitive agreement in connection with the Business Combination. There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company, after signing a definitive agreement for a Business Combination, will either (i) seek shareholder approval of the Business Combination at a meeting called for such purpose in connection with which shareholders may seek to redeem their shares, regardless of whether they vote for or against the Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account including interest (which interest shall be net of taxes payable) or (ii) provide shareholders with the opportunity to have their shares redeemed by the Company by means of a tender offer (and thereby avoid the need for a shareholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account, net of taxes payable, if any. The decision as to whether the Company will seek shareholder approval of the Business Combination or will allow shareholders to redeem their shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek shareholder approval unless a vote is required by the Nasdaq rules. If the Company seeks shareholder approval, it will complete its Business Combination only if a majority of the outstanding shares are voted in favor of the Business Combination.

If the Company holds a shareholder vote or there is a tender offer for shares in connection with the Business Combination, a public shareholder will have the right to redeem its shares for an amount in cash equal to its pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the initial Business Combination, including interest (which interest shall be net of taxes payable, if any). As a result, such shares are recorded at redemption amount and classified as temporary equity upon the completion of the initial public offering. The amount in the Trust Account is $10.00 per public share ($200,000,000 held in the Trust Account divided by 20,000,000 public shares).

The Company has 24 months from December 24, 2025 to complete its initial Business Combination (the “Completion Window”). If the Company does not complete a Business Combination within this period of time, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the public shares for a per share pro rata portion of the Trust Account, including interest, but less taxes payable and up to $100,000 to pay dissolution expenses; and (iii) as promptly as possible following such redemption, dissolve and liquidate the balance of the Company’s net assets to its creditors and remaining shareholders, as part of its plan of dissolution and liquidation. The initial shareholders each entered into agreements with the Company, pursuant to which they agreed: (1) to waive their redemption rights with respect to their Founder Shares, private placement units and any Class A ordinary shares issuable upon conversion thereof in connection with the consummation of the initial Business Combination or a tender offer conducted prior to a Business Combination or in connection with it; and (2) to waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares and private placement units if the Company fails to complete its initial Business Combination within 24 months from the closing of the initial public offering, although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete its initial Business Combination within the prescribed time frame.